Discontinued Operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

Disposal of Blockchain Dynamics Limited and its subsidiary

On March 19, 2024, the Group resolved to dispose Blockchain Dynamics Limited together with its subsidiary. The business was disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of US$0.04. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of December 31, 2024, while results of operations related to the discontinued operations for the six months ended June 30, 2024, are reported as income (loss) from discontinued operations.

The discontinued operations had no operations for the six months ended June 30, 2024. Assets and liabilities of the discontinued operations as of March 19, 2024 and the loss on sale of discontinued operations recognized during the six months ended June 30, 2024 are as follows:

As of March 19,
2024
Cash and cash equivalents	$20
Other current assets	4,546
Total assets of discontinued operations	4,566

Accrued expenses and other current liabilities	294
Amounts due to related parties	1,256
Total liabilities of discontinued operations	$1,550

Total net assets	$3,016
Total consideration received	1,569
Loss on sale of discontinued operations	$1,447

Disposal of One World, Global Travel and its Subsidiaries

On August 31, 2024, the Group resolved to dispose One World, Global Travel and its subsidiaries. The business was disposed to Mr. Jiang Hao for exchange of US$1. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The results of operations related to the discontinued operations for the six months ended June 30, 2024 were reported as income (loss) from discontinued operations. The discontinued operations had no operations for the six months ended June 30, 2024.

Disposal of Broad Cosmos and its Subsidiaries, its VIEs and VIEs’ subsidiaries

On June 11, 2025, the Group resolved to dispose the Legacy Business, which was being conducted through the Company’s wholly owned subsidiaries. The business was disposed to an unrelated third party for exchange of US$1. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The results of operations related to the discontinued operations for the six months ended June 30, 2025 were reported as income (loss) from discontinued operations.

The Group’s revenues from the Legacy Business are mainly derived from selling advertising time slots on the Group’s advertising networks. The Group is a principal as it controls the specified good or service before that good or service is transferred to a customer. The Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service. The Group’s contract with customers do not include multiple performance obligations, significant financing component and any variable consideration. Generally, the Group recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time (generally, the transfer of a service) or at a point in time (generally, the transfer of content).

The results of discontinued operations for the six months ended June 30, 2025 and 2024 are as follows:

	For the six months ended June 30,	For the six months ended June 30,
	2024	2025
	(unaudited)	(unaudited)
Revenues	$193	$104
Less: Cost of revenues	(205)	(201)
Gross loss	(12)	(97)
Total operating expenses	(2,012)	(1,269)
Loss from discontinued operations	(2,024)	(1,366)
Total other income, net	23,707	1,327
Income (loss) from discontinued operation before income taxes	21,683	(39)
Income tax expenses from operations	—	—
Net income (loss) from discontinued operations	$21,683	$(39)

Assets and liabilities of the discontinued operations as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31,	As of June 30,
	2024	2025
	(unaudited)
Cash and cash equivalents	$111	$76
Other current assets	21,731	22,024
Noncurrent assets	9,987	9,726
Total assets of discontinued operations	31,829	31,826

Accrued expenses and other current liabilities	78,245	79,101
Amounts due to related parties	3,631	3,729
Total liabilities of discontinued operations	$81,876	$82,830

Total net assets of discontinued operations	$(50,047)	$(51,004)